FINANCIAL INSTRUMENTS & RISK MANAGEMENT - Fair Value of Derivative Instruments (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Current derivative financial assets	$ 25	$ 40	$ 54
Non-current derivative financial assets	28	8
Current derivative financial liabilities	69	6	$ 6
Disclosure of financial liabilities [line items]
Non-current derivative financial liabilities		3
Foreign exchange
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Current derivative financial liabilities	0	0
Disclosure of financial liabilities [line items]
Non-current derivative financial liabilities		0
Interest rate
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Current derivative financial liabilities	1	0
Disclosure of financial liabilities [line items]
Non-current derivative financial liabilities		0
Foreign exchange
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Current derivative financial assets	14	6
Non-current derivative financial assets	0	3
Interest rate
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Current derivative financial assets	0	0
Non-current derivative financial assets	$ 1	$ 0